Consolidated statements of comprehensive income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [line items]
Net income	$ 2,317	$ 1,695	$ 4,611	$ 3,914
Other comprehensive income to be eventually recycled into the consolidated income statement
Net investment hedge	6	95	(29)	120
Currency translation effects	216	(1,014)	522	(1,284)
Total of items to eventually recycle	222	(919)	493	(1,164)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial (losses)/gains from defined benefit plans, net of taxes	(1)	475	(59)	2,342
Fair value adjustments on equity securities, net of taxes	(2)	(145)	(46)	(325)
Total of items never to be recycled	(3)	330	(105)	2,017
Total comprehensive income	2,536	1,106	4,999	4,767
Attributable to
Shareholders of Novartis AG	2,535	1,109	4,996	4,773
Comprehensive income, attributable to non-controlling interests	$ 1	$ (3)	$ 3	$ (6)